Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 408,370	¥ 314,723
Concentration risk percentage	66.70%	44.80%
Sinatay [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 126,820	¥ 100,872
Concentration risk percentage	20.70%	14.40%
Huaxia [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 108,232	¥ 213,851
Concentration risk percentage	17.70%	30.40%
AEON [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 106,658		[1]
Concentration risk percentage	17.40%		[1]
Evergrande [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk accounts receivable [Line Items]
Concentration risk amount	¥ 66,660		[1]
Concentration risk percentage	10.90%		[1]

[1]	represented less than 10% of accounts receivable as of the year end.